Note 9. Basic and Diluted Loss Per Share	6 Months Ended
Jun. 30, 2016
Notes
Note 9. Basic and Diluted Loss Per Share

Note 9.                        Basic and diluted loss per share

Basic and diluted loss per share is computed using the treasury stock method for outstanding stock options and warrants.  For both the six months and three months ended June 30, 2016 and 2015 the Company incurred a net loss.  Accordingly, no stock options or warrants have been included in the computation of diluted loss per share as the impact would be anti-dilutive.